Long-term investments -Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost Method Investments	$ 33,638,000	$ 42,430,000	$ 39,002,000
Equity Method Investment, share of loss	(78,000)
Meizhi Interactive [Member]
Cost Method Investments	785,000
Chengdu Diting [Member]
Cost Method Investments	1,525,000
Yunhui Tianxia [Member]
Cost Method Investments	1,554,000
Hangzhou Feixiang [Member]
Cost Method Investments	3,032,000
Guangzhou Yuechuan [Member]
Cost Method Investments	898,000
Zhuhai Qianyou [Member]
Cost Method Investments	$ 229,000